Taxation - Additional Information (Details) € in Millions			12 Months Ended						24 Months Ended
	Mar. 03, 2021	Jan. 02, 2018	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2022 USD ($)	Feb. 05, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Current tax expense			$ 38,582,000		$ 36,672,000	$ 32,334,000
Average annual tax rate			26.70%	26.70%	19.40%
UK Corporation tax rate			19.00%	19.00%	19.00%	19.00%
Tax presented within other comprehensive (loss)/income			$ 0		$ 0	$ 0
Deferred tax assets relate to inventory write off and exchange difference			18,000,000.0		12,000,000.0
Deferred tax assets relate to tax incentives credits			1,500,000		1,300,000				$ 1,500,000
Accumulated unutilized trading tax losses carried forward			$ 1,860,403,000		1,487,727,000				1,860,403,000
Total profit offset by brought forward losses | €				€ 5.0
Description of tax losses impact on NOL due to CARES Act			(i) removes the 80% limitation on the use of NOLs enacted by the Tax Cuts and Jobs Act of 2017 (the “TCJA”) with respect to NOLs carried to any taxable year beginning before January 1, 2021, and thus, NOLs (whether carried forward or carried back) can generally be used to offset fully taxable income in these taxable years; and (ii) provides for a carryback of any NOL arising in a taxable year beginning after December 31, 2017 and before January 1, 2021, to each of the five taxable years preceding the taxable year in which the NOL arose.	(i) removes the 80% limitation on the use of NOLs enacted by the Tax Cuts and Jobs Act of 2017 (the “TCJA”) with respect to NOLs carried to any taxable year beginning before January 1, 2021, and thus, NOLs (whether carried forward or carried back) can generally be used to offset fully taxable income in these taxable years; and (ii) provides for a carryback of any NOL arising in a taxable year beginning after December 31, 2017 and before January 1, 2021, to each of the five taxable years preceding the taxable year in which the NOL arose.
Unrecognized gross deferred tax asset in future tax deduction on share options			$ 93,300,000		872,800,000				93,300,000
Net deferred tax asset			23,100,000		214,700,000				23,100,000
Unrecognized gross deferred tax asset in future tax deductions on goodwill			5,300,000		5,300,000				5,300,000
Unrecognized Gross Deferred Tax Asset In Future Tax Deductions On Interest Expense			$ 66,900,000		20,700,000				66,900,000
Unused Tax Losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net operating losses carried forward term			20 years	20 years
United Kingdom
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Current tax expense					36,700,000
UK Corporation tax rate			19.00%	19.00%
Increase in corporate tax rate from fiscal year 2023	25.00%
United Kingdom | UK Group profits exceeding EUR 5.0m
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Additional percentage of restricted total profit offset by brought forward losses			50.00%	50.00%
United States
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Accumulated unutilized trading tax losses carried forward			$ 299,400,000		276,600,000				299,400,000
Maximum offset percentage of carry forward operating loss		80.00%
Brazil | Unused Tax Losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Trading losses carried forward utilization restriction percentage			30.00%	30.00%
Japan | Unused Tax Losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Net operating losses carried forward term							10 years	9 years
Trading losses carried forward utilization restriction percentage			50.00%	50.00%
New Guards and Curiosity China
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax liability											$ (232,600,000)
Deferred tax releases									117,200,000
Deferred tax release			$ 33,000,000.0						33,000,000.0
Ambush
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax liability										$ (1,311,000)
2021 Acquisitions
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax liability			(2,300,000)		$ (6,500,000)				(2,300,000)
Deferred tax releases									500,000
Deferred tax release			300,000						300,000
2022 Acquisitions
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax liability			(8,800,000)						(8,800,000)
Deferred tax release			$ 800,000						$ 800,000